First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
July 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 25.3%
	Banks – 4.7%
2,935	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	$83,589
94,240	Bank of America Corp., Series GG	6.00%	(a)	2,544,480
105,537	Bank of America Corp., Series LL	5.00%	(a)	2,849,499
1,347,388	Bank of America Corp., Series NN	4.38%	(a)	35,139,879
1,080,385	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	6.50%	10/30/40	29,948,272
9,730	Citizens Financial Group, Inc., Series E	5.00%	(a)	261,932
633,456	Fifth Third Bancorp, Series A	6.00%	(a)	16,919,610
165,096	First Midwest Bancorp, Inc., Series A	7.00%	(a)	4,721,746
30,853	First Republic Bank, Series K	4.13%	(a)	779,964
886,828	First Republic Bank, Series M	4.00%	(a)	22,170,700
529,597	Fulton Financial Corp., Series A	5.13%	(a)	14,431,518
248,659	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	5.94%	02/15/40	6,621,789
75,608	Huntington Bancshares, Inc., Series H	4.50%	(a)	1,979,417
467,445	JPMorgan Chase & Co., Series LL	4.63%	(a)	12,293,803
724,502	JPMorgan Chase & Co., Series MM	4.20%	(a)	18,163,265
1,801	KeyCorp, Series F	5.65%	(a)	49,726
154	KeyCorp, Series G	5.63%	(a)	4,343
474,945	People’s United Financial, Inc., Series A (c)	5.63%	(a)	13,763,906
877,847	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	24,904,519
548,477	PNC Financial Services Group (The), Inc., Series P (c)	6.13%	(a)	14,342,674
1,375,931	Signature Bank, Series A	5.00%	(a)	36,200,745
108,201	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	2,988,512
93,934	Truist Financial Corp., Series R	4.75%	(a)	2,492,069
34,719	US Bancorp, Series F (c)	6.50%	(a)	898,875
8,129	US Bancorp, Series M	4.00%	(a)	208,753
8,528	Valley National Bancorp, Series A (c)	6.25%	(a)	256,181
103,342	Valley National Bancorp, Series B (c)	5.50%	(a)	2,722,028
418,217	Wells Fargo & Co., Series DD	4.25%	(a)	10,463,789
748,689	Wells Fargo & Co., Series X	5.50%	(a)	18,979,266
297,283	Wells Fargo & Co., Series Y	5.63%	(a)	7,812,597
669,373	WesBanco, Inc., Series A (c) (d)	6.75%	(a)	19,277,942
585	Wintrust Financial Corp., Series D (c)	6.50%	(a)	16,357
790,016	Wintrust Financial Corp., Series E (c)	6.88%	(a)	22,760,361
				347,052,106
	Capital Markets – 1.9%
153,238	Affiliated Managers Group, Inc.	5.88%	03/30/59	4,293,729
325,684	Affiliated Managers Group, Inc.	4.75%	09/30/60	8,702,277
997,000	Affiliated Managers Group, Inc.	4.20%	09/30/61	24,920,015
568,686	Apollo Global Management, Inc., Series B	6.38%	(a)	15,377,269
22,230	Brightsphere Investment Group, Inc.	5.13%	08/01/31	564,197
1,215,949	Carlyle Finance LLC	4.63%	05/15/61	30,781,749
849,751	KKR Group Finance Co., IX LLC	4.63%	04/01/61	22,301,715
130,705	Legg Mason, Inc.	5.45%	09/15/56	3,301,621
403,473	Oaktree Capital Group LLC, Series A	6.63%	(a)	11,240,758
684,159	Oaktree Capital Group LLC, Series B	6.55%	(a)	19,176,977
42,455	Stifel Financial Corp., Series A	6.25%	(a)	1,073,687
				141,733,994
	Consumer Finance – 0.1%
145,983	Capital One Financial Corp., Series I	5.00%	(a)	3,922,564
84,607	Capital One Financial Corp., Series J	4.80%	(a)	2,226,010
				6,148,574

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Diversified Financial Services – 0.3%
823,116	Equitable Holdings, Inc., Series A	5.25%	(a)	$21,853,730
	Diversified Telecommunication Services – 1.0%
814,988	AT&T, Inc., Series C	4.75%	(a)	21,572,732
959,443	Qwest Corp.	6.50%	09/01/56	24,331,474
1,054,175	Qwest Corp.	6.75%	06/15/57	27,809,137
				73,713,343
	Electric Utilities – 1.8%
718,272	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	18,025,036
650,654	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	17,011,349
222,128	SCE Trust III, Series H (c)	5.75%	(a)	5,630,945
456,847	SCE Trust IV, Series J (c)	5.38%	(a)	11,444,017
702,947	SCE Trust V, Series K (c)	5.45%	(a)	17,925,148
603,724	Southern (The) Co., Series 2020	4.95%	01/30/80	16,191,878
1,762,272	Southern (The) Co., Series C	4.20%	10/15/60	46,206,772
				132,435,145
	Equity Real Estate Investment Trusts – 1.0%
789,259	Global Net Lease, Inc., Series A	7.25%	(a)	20,789,082
60,215	National Storage Affiliates Trust, Series A	6.00%	(a)	1,614,966
1,410,974	Public Storage, Series P	4.00%	(a)	35,965,727
561,550	Vornado Realty Trust, Series N	5.25%	(a)	15,302,238
				73,672,013
	Food Products – 1.1%
200,050	CHS, Inc., Series 1	7.88%	(a)	5,743,436
1,249,539	CHS, Inc., Series 2 (c)	7.10%	(a)	35,424,431
1,065,413	CHS, Inc., Series 3 (c)	6.75%	(a)	30,012,684
451,577	CHS, Inc., Series 4	7.50%	(a)	13,204,111
				84,384,662
	Gas Utilities – 0.2%
551,704	South Jersey Industries, Inc.	5.63%	09/16/79	14,780,150
56,874	Spire, Inc., Series A	5.90%	(a)	1,601,003
				16,381,153
	Independent Power & Renewable Electricity Producers – 0.2%
501,249	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	13,117,686
	Insurance – 6.7%
1,691,517	Aegon Funding Co., LLC	5.10%	12/15/49	45,670,959
1,954,835	American Equity Investment Life Holding Co., Series A (c)	5.95%	(a)	55,654,152
805,281	American Equity Investment Life Holding Co., Series B (c)	6.63%	(a)	22,894,139
211,856	AmTrust Financial Services, Inc.	7.25%	06/15/55	4,743,456
250,540	AmTrust Financial Services, Inc.	7.50%	09/15/55	5,549,461
600,536	Arch Capital Group Ltd., Series G	4.55%	(a)	15,469,807
285,698	Aspen Insurance Holdings Ltd.	5.63%	(a)	7,962,403
1,431,544	Aspen Insurance Holdings Ltd.	5.63%	(a)	38,565,795
900,390	Aspen Insurance Holdings Ltd. (c)	5.95%	(a)	24,850,764
834,521	Assurant, Inc.	5.25%	01/15/61	22,824,149
67,327	Assured Guaranty Municipal Holdings, Inc.	6.25%	11/01/02	1,821,195
984,990	Athene Holding Ltd., Series A (c)	6.35%	(a)	29,303,453
458,646	Athene Holding Ltd., Series C (c)	6.38%	(a)	13,186,073
438,884	Axis Capital Holdings Ltd., Series E	5.50%	(a)	11,121,321
649,638	CNO Financial Group, Inc. (d)	5.13%	11/25/60	17,832,563

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
1,201,922	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	3.35%	05/15/37	$27,043,245
803,151	Enstar Group Ltd., Series D (c)	7.00%	(a)	23,893,742
562,094	Global Indemnity Group LLC	7.88%	04/15/47	14,884,249
817,668	Globe Life, Inc.	4.25%	06/15/61	21,508,757
2,816	Hartford Financial Services Group (The), Inc. (c)	7.88%	04/15/42	74,483
209,334	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,833,429
904,202	Prudential Financial, Inc.	4.13%	09/01/60	23,735,303
48,056	Reinsurance Group of America, Inc. (c)	6.20%	09/15/42	1,287,901
258,541	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	7,497,689
1,475,649	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	37,614,293
243,120	Selective Insurance Group, Inc., Series B	4.60%	(a)	6,333,276
300,862	W.R. Berkley Corp.	5.10%	12/30/59	8,240,610
				493,396,667
	Mortgage Real Estate Investment Trusts – 1.0%
623,368	AGNC Investment Corp., Series C (c)	7.00%	(a)	16,369,644
342,889	AGNC Investment Corp., Series D (c)	6.88%	(a)	8,901,398
58,210	AGNC Investment Corp., Series E (c)	6.50%	(a)	1,498,908
673,277	AGNC Investment Corp., Series F (c)	6.13%	(a)	17,101,236
800,195	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	20,885,089
280,675	Annaly Capital Management, Inc., Series I (c)	6.75%	(a)	7,398,593
				72,154,868
	Multi-Utilities – 1.3%
463,176	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	12,876,293
677,092	Algonquin Power & Utilities Corp., Series 19-A (c)	6.20%	07/01/79	18,938,263
617,512	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	16,117,063
588,537	CMS Energy Corp., Series C	4.20%	(a)	14,948,840
767,543	Integrys Holding, Inc. (c)	6.00%	08/01/73	20,155,679
374,659	Sempra Energy	5.75%	07/01/79	10,438,000
				93,474,138
	Oil, Gas & Consumable Fuels – 1.3%
14,763	DCP Midstream L.P., Series B (c)	7.88%	(a)	371,732
55,653	DCP Midstream L.P., Series C (c)	7.95%	(a)	1,390,768
1,786	Enbridge, Inc., Series B (c)	6.38%	04/15/78	48,669
95,333	Energy Transfer L.P., Series C (c)	7.38%	(a)	2,389,998
5,469	Energy Transfer L.P., Series D (c)	7.63%	(a)	138,694
1,991,206	Energy Transfer L.P., Series E (c)	7.60%	(a)	49,939,447
632,516	NuStar Energy L.P., Series A (c)	8.50%	(a)	15,933,078
972,194	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (b)	6.86%	01/15/43	24,567,342
				94,779,728
	Real Estate Management & Development – 1.1%
1,374,021	Brookfield Property Partners L.P., Series A	5.75%	(a)	33,649,774
167,907	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	4,279,949
1,112,514	Brookfield Property Partners L.P., Series A2	6.38%	(a)	28,291,231
619,410	Brookfield Property Preferred L.P.	6.25%	07/26/81	15,454,280
				81,675,234
	Thrifts & Mortgage Finance – 0.4%
886,598	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	26,154,641
123,086	Washington Federal, Inc., Series A	4.88%	(a)	3,271,626
				29,426,267

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Trading Companies & Distributors – 0.7%
781,909	Air Lease Corp., Series A (c)	6.15%	(a)	$21,330,477
941,715	WESCO International, Inc., Series A (c)	10.63%	(a)	29,240,251
				50,570,728
	Wireless Telecommunication Services – 0.5%
241,585	United States Cellular Corp.	6.25%	09/01/69	6,711,231
382,356	United States Cellular Corp.	5.50%	03/01/70	10,075,081
958,582	United States Cellular Corp.	5.50%	06/01/70	24,995,026
				41,781,338
	Total $25 Par Preferred Securities			1,867,751,374
	(Cost $1,754,335,716)
$100 PAR PREFERRED SECURITIES – 0.9%
	Banks – 0.7%
88,231	AgriBank FCB (c)	6.88%	(a)	9,683,352
62,100	CoBank ACB, Series F (c)	6.25%	(a)	6,582,600
118,243	CoBank ACB, Series G	6.13%	(a)	12,179,029
49,330	CoBank ACB, Series H (c)	6.20%	(a)	5,436,166
120,015	Farm Credit Bank of Texas (c) (e)	6.75%	(a)	12,961,620
				46,842,767
	Food Products – 0.2%
700	Dairy Farmers of America, Inc. (e)	7.88%	(a)	72,073
167,250	Dairy Farmers of America, Inc. (f)	7.88%	(a)	16,885,895
				16,957,968
	Total $100 Par Preferred Securities			63,800,735
	(Cost $62,242,466)
$1,000 PAR PREFERRED SECURITIES – 2.2%
	Banks – 2.1%
35,637	Bank of America Corp., Series L	7.25%	(a)	52,726,723
67,203	Wells Fargo & Co., Series L	7.50%	(a)	101,645,210
				154,371,933
	Diversified Financial Services – 0.1%
7,900	Compeer Financial ACA (c) (e)	6.75%	(a)	8,551,750
	Total $1,000 Par Preferred Securities			162,923,683
	(Cost $149,371,568)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 67.7%
	Banks – 29.1%
$35,549,000	Australia & New Zealand Banking Group Ltd. (c) (e) (g)	6.75%	(a)	41,799,758
39,900,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (g)	6.50%	(a)	43,540,875
11,250,000	Banco Mercantil del Norte S.A. (c) (e) (g)	7.50%	(a)	12,725,213
15,700,000	Banco Mercantil del Norte S.A. (c) (e) (g)	7.63%	(a)	17,935,916
21,630,000	Banco Mercantil del Norte S.A. (c) (e) (g)	8.38%	(a)	26,162,999
10,600,000	Banco Mercantil del Norte S.A. (c) (e) (g)	5.75%	10/04/31	11,505,505
35,600,000	Banco Santander S.A. (c) (g)	4.75%	(a)	36,401,000
37,800,000	Banco Santander S.A. (c) (g) (h)	7.50%	(a)	41,606,271
9,528,000	Bank of America Corp., Series X (c)	6.25%	(a)	10,534,395
42,800,000	Bank of Nova Scotia (The) (c)	4.90%	(a)	47,026,500

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$30,400,000	Barclays PLC (c) (g)	6.13%	(a)	$33,884,752
43,390,000	Barclays PLC (c) (g) (h)	7.88%	(a)	45,038,603
138,150,000	Barclays PLC (c) (g)	8.00%	(a)	156,713,906
11,600,000	BBVA Bancomer S.A. (c) (e) (g)	5.88%	09/13/34	12,623,062
12,540,000	BNP Paribas S.A. (c) (e) (g)	6.63%	(a)	13,683,272
42,500,000	BNP Paribas S.A. (c) (e) (g)	7.38%	(a)	49,605,787
51,200,000	Citigroup, Inc. (c)	3.88%	(a)	52,531,200
781,000	Citigroup, Inc. (c)	5.90%	(a)	821,534
23,272,000	Citigroup, Inc. (c)	5.95%	(a)	24,455,847
11,897,000	Citigroup, Inc., Series D (c)	5.35%	(a)	12,343,138
16,200,000	Citigroup, Inc., Series P (c)	5.95%	(a)	17,860,500
34,250,000	Citigroup, Inc., Series T (c)	6.25%	(a)	39,730,000
20,393,000	Citigroup, Inc., Series W (c)	4.00%	(a)	21,123,069
20,560,000	Citizens Financial Group, Inc., Series F (c)	5.65%	(a)	23,078,600
21,030,000	Citizens Financial Group, Inc., Series G (c)	4.00%	(a)	21,450,600
20,474,000	CoBank ACB, Series I (c)	6.25%	(a)	23,033,250
14,400,000	Comerica, Inc. (c)	5.63%	(a)	16,056,000
11,200,000	Commerzbank AG (c) (g) (h)	7.00%	(a)	12,173,896
38,310,000	Credit Agricole S.A. (c) (e) (g)	6.88%	(a)	42,885,938
44,100,000	Credit Agricole S.A. (c) (e) (g)	7.88%	(a)	49,833,441
3,000,000	Credit Agricole S.A. (c) (g) (h)	7.88%	(a)	3,390,030
47,100,000	Credit Agricole S.A. (c) (e) (g)	8.13%	(a)	57,470,054
20,200,000	Danske Bank A.S. (c) (g) (h)	4.38%	(a)	20,624,301
21,313,000	Danske Bank A.S. (c) (g) (h)	6.13%	(a)	22,801,606
15,960,000	Danske Bank A.S. (c) (g) (h)	7.00%	(a)	17,964,975
7,650,000	Farm Credit Bank of Texas, Series 3 (c) (e)	6.20%	(a)	8,281,125
20,300,000	Farm Credit Bank of Texas, Series 4 (c) (e)	5.70%	(a)	22,228,500
2,010,000	Fifth Third Bancorp, Series H (c)	5.10%	(a)	2,082,360
19,500,000	Fifth Third Bancorp, Series L (c)	4.50%	(a)	21,048,300
12,800,000	HSBC Holdings PLC (c) (g)	4.60%	(a)	13,177,600
49,619,000	HSBC Holdings PLC (c) (g)	6.38%	(a)	54,998,940
23,300,000	Huntington Bancshares, Inc., Series G (c)	4.45%	(a)	25,076,625
35,836,000	ING Groep N.V. (c) (g)	5.75%	(a)	39,628,703
25,179,000	ING Groep N.V. (c) (g)	6.50%	(a)	28,181,596
22,263,000	ING Groep N.V. (c) (g) (h)	6.88%	(a)	23,090,160
34,125,000	Intesa Sanpaolo S.p.A. (c) (e) (g)	7.70%	(a)	39,179,595
34,021,000	JPMorgan Chase & Co., Series Q (c)	5.15%	(a)	35,211,735
12,861,000	JPMorgan Chase & Co., Series R (c)	6.00%	(a)	13,608,546
78,862,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (b)	3.46%	(a)	78,987,033
19,651,000	JPMorgan Chase & Co., Series Z, 3 Mo. LIBOR + 3.80% (b)	3.98%	(a)	19,747,152
32,100,000	Lloyds Banking Group PLC (c) (g)	6.75%	(a)	36,941,803
62,814,000	Lloyds Banking Group PLC (c) (g)	7.50%	(a)	70,963,488
13,000,000	M&T Bank Corp., Series G (c)	5.00%	(a)	13,918,450
6,900,000	Natwest Group PLC (c) (g)	4.60%	(a)	7,081,125
8,500,000	Natwest Group PLC (c) (g)	6.00%	(a)	9,466,875
21,325,000	Natwest Group PLC (c) (g)	8.00%	(a)	25,247,201
7,250,000	Natwest Group PLC (c) (g)	8.63%	(a)	7,273,381
27,000,000	Nordea Bank Abp (c) (e) (g)	6.63%	(a)	31,089,285
17,400,000	Regions Financial Corp., Series D (c)	5.75%	(a)	19,488,000
2,400,000	Skandinaviska Enskilda Banken AB (c) (g) (h)	5.13%	(a)	2,565,468
73,600,000	Societe Generale S.A. (c) (e) (g)	5.38%	(a)	79,672,000
12,100,000	Societe Generale S.A. (c) (e) (g)	7.38%	(a)	12,174,476
53,289,000	Societe Generale S.A. (c) (e) (g)	7.88%	(a)	59,422,564
20,000,000	Societe Generale S.A. (c) (g) (h)	7.88%	(a)	22,302,000
11,500,000	Societe Generale S.A. (c) (e) (g)	8.00%	(a)	13,591,563

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$25,600,000	Standard Chartered PLC (c) (e) (g)	6.00%	(a)	$28,117,760
38,600,000	SVB Financial Group, Series C (c)	4.00%	(a)	40,192,250
13,400,000	Swedbank AB, Series NC5 (c) (g) (h)	5.63%	(a)	14,573,572
8,350,000	Texas Capital Bancshares, Inc. (c)	4.00%	05/06/31	8,697,193
16,969,000	Truist Financial Corp., Series P (c)	4.95%	(a)	18,581,055
56,950,000	UniCredit S.p.A. (c) (g) (h)	8.00%	(a)	63,321,281
13,500,000	UniCredit S.p.A. (c) (e)	5.46%	06/30/35	14,916,415
41,077,000	Wells Fargo & Co., Series BB (c)	3.90%	(a)	42,669,350
				2,147,210,318
	Capital Markets – 8.4%
40,096,000	Apollo Management Holdings L.P. (c) (e)	4.95%	01/14/50	41,736,678
23,900,000	Bank of New York Mellon (The) Corp., Series G (c)	4.70%	(a)	26,500,798
47,674,000	Charles Schwab (The) Corp., Series G (c)	5.38%	(a)	53,356,741
61,850,000	Charles Schwab (The) Corp., Series I (c)	4.00%	(a)	64,710,562
38,800,000	Credit Suisse Group AG (c) (e) (g)	5.25%	(a)	40,788,500
6,500,000	Credit Suisse Group AG (c) (e) (g)	6.25%	(a)	7,109,213
59,500,000	Credit Suisse Group AG (c) (e) (g)	6.38%	(a)	66,154,182
5,175,000	Credit Suisse Group AG (c) (g) (h)	7.13%	(a)	5,396,076
4,407,000	Credit Suisse Group AG (c) (e) (g)	7.50%	(a)	4,875,491
66,900,000	Credit Suisse Group AG (c) (e) (g)	7.50%	(a)	72,586,500
13,100,000	EFG International AG (c) (g) (h)	5.50%	(a)	13,970,037
54,467,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(a)	59,962,720
9,600,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(a)	10,341,120
13,870,000	Goldman Sachs Group (The), Inc., Series T (c)	3.80%	(a)	14,182,075
17,810,000	Goldman Sachs Group (The), Inc., Series U (c)	3.65%	(a)	17,934,670
20,856,000	Morgan Stanley, Series H, 3 Mo. LIBOR + 3.61% (b)	3.74%	(a)	20,939,847
29,453,000	Morgan Stanley, Series M (c)	5.88%	(a)	33,822,401
26,389,000	UBS Group AG (c) (g) (h)	6.88%	(a)	30,319,272
28,500,000	UBS Group AG (c) (e) (g)	7.00%	(a)	31,334,182
				616,021,065
	Consumer Finance – 1.7%
53,679,000	American Express Co. (c)	3.55%	(a)	54,081,593
4,920,000	American Express Co., Series C, 3 Mo. LIBOR + 3.29% (b)	3.40%	(a)	4,932,198
32,388,000	Capital One Financial Corp., Series E, 3 Mo. LIBOR + 3.80% (b)	3.93%	(a)	32,466,384
35,077,000	Capital One Financial Corp., Series M (c)	3.95%	(a)	36,374,849
				127,855,024
	Diversified Financial Services – 2.9%
64,250,000	American AgCredit Corp. (c) (e)	5.25%	(a)	65,856,250
40,400,000	Ares Finance Co., III LLC (c) (e)	4.13%	06/30/51	40,661,219
28,250,000	Capital Farm Credit ACA, Series 1 (c) (e)	5.00%	(a)	29,521,250
13,950,000	Compeer Financial ACA (c) (e)	4.88%	(a)	14,229,000
21,000,000	Depository Trust & Clearing (The) Corp., Series D (c) (e)	3.38%	(a)	21,406,875
26,571,000	Voya Financial, Inc. (c)	5.65%	05/15/53	28,143,073
16,548,000	Voya Financial, Inc., Series A (c)	6.13%	(a)	17,871,840
				217,689,507
	Diversified Telecommunication Services – 0.7%
12,882,000	Koninklijke KPN N.V. (c) (e)	7.00%	03/28/73	13,944,765
32,310,000	Koninklijke KPN N.V. (c) (h)	7.00%	03/28/73	34,975,575
				48,920,340

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities – 3.6%
$18,918,000	Duke Energy Corp. (c)	4.88%	(a)	$20,204,424
116,167,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	136,262,148
54,244,000	Enel S.p.A. (c) (e)	8.75%	09/24/73	62,744,306
25,726,000	Southern (The) Co., Series 21-A (c)	3.75%	09/15/51	26,282,968
22,016,000	Southern California Edison Co., Series E (c)	6.25%	(a)	22,387,601
				267,881,447
	Energy Equipment & Services – 0.5%
3,524,000	Transcanada Trust (c)	5.63%	05/20/75	3,847,327
29,200,000	Transcanada Trust (c)	5.50%	09/15/79	32,536,100
				36,383,427
	Food Products – 1.8%
8,200,000	Dairy Farmers of America, Inc. (f)	7.13%	(a)	8,323,000
25,362,000	Land O’Lakes Capital Trust I (f)	7.45%	03/15/28	29,236,553
44,428,000	Land O’Lakes, Inc. (e)	7.00%	(a)	46,260,655
13,010,000	Land O’Lakes, Inc. (e)	7.25%	(a)	14,034,928
31,520,000	Land O’Lakes, Inc. (e)	8.00%	(a)	34,041,600
				131,896,736
	Gas Utilities – 0.3%
19,080,000	South Jersey Industries, Inc.	5.02%	04/15/31	20,513,431
	Independent Power & Renewable Electricity Producers – 0.2%
14,786,000	AES Andes S.A. (c) (e)	6.35%	10/07/79	15,624,440
	Insurance – 8.3%
26,000,000	Allianz SE (c) (e)	3.50%	(a)	27,140,100
28,617,000	Asahi Mutual Life Insurance Co. (c) (h)	6.50%	(a)	30,956,440
20,500,000	Asahi Mutual Life Insurance Co. (c) (h)	7.25%	(a)	21,031,966
31,900,000	Assurant, Inc. (c)	7.00%	03/27/48	37,171,601
12,999,000	Assured Guaranty Municipal Holdings, Inc. (c) (e)	6.40%	12/15/66	14,260,786
43,290,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	46,294,642
23,688,000	Enstar Finance LLC (c)	5.75%	09/01/40	25,287,287
13,700,000	Fortegra Financial Corp. (c) (f)	8.50%	10/15/57	17,813,432
70,000,000	Global Atlantic Fin Co. (c) (e)	4.70%	10/15/51	71,103,012
15,106,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (e)	2.28%	02/12/47	14,633,346
22,929,000	Kuvare US Holdings, Inc. (c) (e)	7.00%	02/17/51	23,865,953
9,310,000	La Mondiale SAM (c) (h)	5.88%	01/26/47	10,656,608
4,530,000	Lancashire Holdings Ltd. (c) (h)	5.63%	09/18/41	4,930,905
56,037,000	Markel Corp. (c)	6.00%	(a)	62,200,510
7,650,000	MetLife, Inc., Series G (c)	3.85%	(a)	8,022,937
6,565,000	PartnerRe Finance B LLC (c)	4.50%	10/01/50	6,897,344
3,000,000	Phoenix Group Holdings PLC (c) (h)	5.63%	(a)	3,218,271
28,059,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (b)	3.20%	05/15/55	28,164,494
15,170,000	Progressive (The) Corp., Series B (c)	5.38%	(a)	15,890,575
41,900,000	QBE Insurance Group Ltd. (c) (e)	5.88%	(a)	46,090,000
24,900,000	QBE Insurance Group Ltd. (c) (e)	7.50%	11/24/43	28,074,750
605,000	QBE Insurance Group Ltd. (c) (h)	7.50%	11/24/43	682,138
30,649,000	QBE Insurance Group Ltd. (c) (h)	6.75%	12/02/44	34,995,794
16,000,000	QBE Insurance Group Ltd. (c) (h)	5.88%	06/17/46	17,922,300
13,610,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (b)	2.78%	12/15/65	13,207,770
				610,512,961

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Multi-Utilities – 1.3%
$41,583,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(a)	$44,000,012
17,052,000	CMS Energy Corp. (c)	3.75%	12/01/50	17,462,100
2,400,000	Dominion Energy, Inc., Series B (c)	4.65%	(a)	2,572,200
14,520,000	NiSource, Inc. (c)	5.65%	(a)	15,264,150
17,000,000	Sempra Energy (c)	4.88%	(a)	18,593,750
				97,892,212
	Oil, Gas & Consumable Fuels – 5.6%
16,993,000	BP Capital Markets PLC (c)	4.88%	(a)	18,803,604
6,988,000	Buckeye Partners L.P. (c)	6.38%	01/22/78	6,485,353
55,769,000	DCP Midstream L.P., Series A (c)	7.38%	(a)	54,348,865
24,636,000	DCP Midstream Operating L.P. (c) (e)	5.85%	05/21/43	22,910,864
57,082,000	Enbridge, Inc. (c)	6.25%	03/01/78	63,587,168
65,166,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	72,402,073
41,574,000	Enbridge, Inc., Series 20-A (c)	5.75%	07/15/80	47,082,971
32,460,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (b)	3.19%	11/01/66	26,882,398
16,061,000	Energy Transfer L.P., Series F (c)	6.75%	(a)	16,110,791
8,045,000	Energy Transfer L.P., Series H (c)	6.50%	(a)	8,276,776
54,942,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b)	2.91%	06/01/67	51,191,934
23,446,000	Enterprise Products Operating LLC, Series D (c)	4.88%	08/16/77	23,278,356
				411,361,153
	Trading Companies & Distributors – 2.7%
134,513,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	141,435,039
15,700,000	Air Lease Corp., Series B (c)	4.65%	(a)	16,445,750
42,300,000	Aircastle Ltd. (c) (e)	5.25%	(a)	42,828,750
				200,709,539
	Transportation Infrastructure – 0.6%
39,000,000	AerCap Global Aviation Trust (c) (e)	6.50%	06/15/45	41,949,765
	Total Capital Preferred Securities			4,992,421,365
	(Cost $4,707,888,205)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.1%
	Insurance – 1.1%
74,541,000	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (e) (i)	7.63%	10/15/25	79,182,668
	(Cost $77,897,286)
CORPORATE BONDS AND NOTES – 0.2%
	Insurance – 0.2%
12,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	12,123,064
	(Cost $11,998,472)

Total Investments – 97.4%	7,178,202,889
(Cost $6,763,733,713) (j)
Net Other Assets and Liabilities – 2.6%	192,166,089
Net Assets – 100.0%	$7,370,368,978

(a)	Perpetual maturity.
(b)	Floating or variable rate security.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $1,701,439,699 or 23.1% of net assets.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(g)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2021, securities noted as such amounted to $1,724,965,049 or 23.4% of net assets. Of these securities, 4.7% originated in emerging markets, and 95.3% originated in foreign markets.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(i)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2020 through July 31, 2021), this security paid all of its interest in cash.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $418,389,108 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,919,932. The net unrealized appreciation was $414,469,176.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$ 347,052,106	$ 328,888,841	$ 18,163,265	$ —
Capital Markets	141,733,994	138,432,373	3,301,621	—
Insurance	493,396,667	452,227,076	41,169,591	—
Multi-Utilities	93,474,138	73,318,459	20,155,679	—
Other industry categories*	792,094,469	792,094,469	—	—
$100 Par Preferred Securities*	63,800,735	—	63,800,735	—
$1,000 Par Preferred Securities:
Banks	154,371,933	154,371,933	—	—
Diversified Financial Services	8,551,750	—	8,551,750	—
Capital Preferred Securities*	4,992,421,365	—	4,992,421,365	—
Foreign Corporate Bonds and Notes*	79,182,668	—	79,182,668	—
Corporate Bonds and Notes*	12,123,064	—	12,123,064	—
Total Investments	$ 7,178,202,889	$ 1,939,333,151	$ 5,238,869,738	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of July 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16-03/24/21	$8,200,000	$101.50	$8,291,000	$8,323,000	0.11%
Dairy Farmers of America, Inc., 7.88%	03/23/21-04/12/21	167,250	100.96	16,844,962	16,885,895	0.23
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-03/12/18	$13,700,000	130.03	13,718,880	17,813,432	0.24
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15-07/23/21	$25,362,000	115.28	27,649,492	29,236,553	0.40
				$66,504,334	$72,258,880	0.98%